COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

NOTE 9 — COMMITMENTS AND CONTINGENCIES

Litigation

The Company is from time to time subject to routine legal claims, proceedings and regulatory matters, most of which are incidental to the ordinary course of its business.

The Company accrues for potential liability arising from legal proceedings and regulatory matters when it is probable that such liability has been incurred and the amount of the loss can be reasonably estimated. This determination is based upon currently available information for those proceedings in which the Company is involved, taking into account its best estimate of such losses for those cases for which such estimates can be made. The Company’s estimate involve significant judgement, given the varying stages of proceedings (including issues regarding class certification and the scope of many of the claims), and the related uncertainty of the potential outcomes of these proceedings.

In making determinations of the likely outcome of pending litigation, the Company considers many factors, including, but not limited to, the nature of the claims, the Company’s experience with similar types of claims, the jurisdiction in which the matter is filed, input from outside legal counsel, the likelihood of resolving the matter through alternative mechanisms, the matter’s current status and the damages sought or demands made. Accordingly, the Company’s estimate will change from time to time, and actual losses could be more or less than the current estimate.

As of September 30, 2024 and December 31, 2023, there are no matters for which a reserve is required to be established.

On February 26, 2024, Robert Zrallack and RJZ Holdings LLC (the “Plaintiffs”) filed suit against Aurai LLC, ConnectM Florida RE LLC, and Florida Solar Products, Inc., wholly owned subsidiaries of the Company, in the Circuit Court for the 19th Judicial Circuit (St. Lucie County, Florida). In this suit, the plaintiffs allege various contract claims arising out of a transaction under which Aurai acquired Florida Solar Products, Inc. from Mr. Zrallack in 2022 and ConnectM Florida RE LLC acquired certain real estate from RJZ Holdings LLC in 2022 from which Florida Solar Products operates. Specifically, the plaintiffs allege breach of the stock purchase agreement and certain promissory notes in connection with the purchase of Florida Solar Products, Inc. and the related real estate, as well as breach of a services agreement with Mr. Zrallack. The Company believes the Plaintiffs’ claims have no merit and plans to assert counterclaims against the Plaintiffs in connection with the underlying transactions. The Company is defending itself in this matter. Currently, the Company prevailed on a motion to compel arbitration, so the lawsuit is stayed, and the Court ordered the entire case to arbitration.

On August 02, 2024, Benjamin Securities, Inc (“Benjamin”) has commenced a lawsuit against the ConnectM Parties in the Supreme Court of the State of New York, County of New York, bearing Index No. 157042//2024 (the “Litigation”). On June 26, 2024, the Company and Benjamin entered into certain Capital Markets Advisory Agreement with an amendment on July 12, 2024. In the lawsuit, Benjamin claimed that the Company agreed but failed to pay Benjamin as contractually required. Subsequently on October 2, 2024, the Company and Benjamin reached a settlement agreement for the Company to meet its contractual obligation. This amount has been accrued as of September 30, 2024 and is included in Accrued expenses on the unaudited condensed consolidated balance sheet.

Advisory Services Agreement

On July 16, 2024, the Company entered into a Capital Markets Advisory Agreement with Roth Capital Partners, LLC (“Roth Capital”), pursuant to which for a period of twelve months (the “Engagement Period”), Roth will provide CNTM with capital markets advisory services (the “Capital Markets Advisory”). These services include, but are not limited to, providing advice to CNTM relating to developing a short- and long-term capital market strategy, analyzing anticipated capital requirements as they relate to the valuation of CNTM, and developing strategic institutional investor relationships. The Company agreed to pay Roth Capital $1.5 million for the Engagement Period in cash or stock at $2.50 per share, of which $0.3 million is included in Accrued expenses on the unaudited condensed consolidated balance sheet.

Amended and Restated Registration Rights Agreement

On the Closing Date, the Company entered into the Amended and Restated Registration Rights Agreement (the “A&R Registration Rights Agreement”) with the Sponsor, certain prior stockholders of the Company, certain stockholders of Legacy ConnectM, the Company’s officers, directors and holders of 10% or more of the Company’s common stock (all such counterparties, collectively, the “Reg Rights Holders”). The A&R Registration Rights Agreement amended and restated the Company’s Registration Rights Agreement dated May 10, 2022 (the “IPO Registration Rights Agreement”). Pursuant to the A&R Registration Rights Agreement, the Company will, within 30 days after the Closing, file with the SEC (at the Company’s sole cost and expense) a registration statement registering the resale of certain securities held by or issuable to the Reg Rights Holders (the “Resale Registration Statement”), and the Company will use its reasonable best efforts to have the Resale Registration Statement declared effective as soon as practicable after the filing thereof, but no later than the earlier of (i) sixty (60) calendar days after the filing thereof (or, in the event the SEC reviews and has written comments to the Resale Registration Statement, the ninetieth (90th) calendar day following the filing thereof) and (ii) the third (3rd) business day after the date the Company is notified (orally or in writing, whichever is earlier) by the SEC that the Resale Registration Statement will not be “reviewed” or will not be subject to further review. In certain circumstances, the Reg Rights Holders can demand the Company’s assistance with underwritten offerings and block trades, and the Reg Rights Holders will be entitled to certain piggyback registration rights.

Contingent Consideration

On August 5, 2024, the Company entered into a Membership Purchase Agreement (the “Purchase Agreement”) by and between ConnectM and Vijaya Rao, an individual resident of the State of Delaware (“Seller”), for the purposes of ConnectM acquiring from the Seller certain of the issued and outstanding equity securities of DeliveryCircle, LLC, a Delaware limited liability company (“DeliveryCircle”). DeliveryCircle is engaged in the business of providing dispatch and delivery services and related software.

Pursuant to the Purchase Agreement, ConnectM has agreed to acquire the Acquired Interests for $0.5 million plus contingent consideration of $0.6 million. See Note 11 – Business Combinations – Delivery Circle for disclosure related to contingent consideration.

Monterey Capital Acquisition Corporation
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

NOTE 8 — COMMITMENTS AND CONTINGENCIES

Registration Rights

The holders of the Founder Shares, Private Placement Warrants (as defined below) (including securities contained therein) issued in connection with the Initial Public Offering and Private Placement warrants (including securities contained therein) that may be issued upon conversion of Working Capital Loans (see Note 5), and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants and Public Warrants (and underlying Class A common stock) that may be issued upon conversion of the Working Capital Loans and Class A common stock issuable upon conversion of the Founder Shares, are entitled to registration rights pursuant to a registration rights agreement to be signed at the effective date of the Initial Public Offering, requiring us to register such securities for resale (in the case of the Founder Shares, only after conversion of the Class A common stock). The holders of the majority of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of the initial business combination and rights to require us to register for resale such securities pursuant to Rule 415 under the Securities Act. The registration rights agreement does not contain liquidated damages or other cash settlement provisions resulting from delays in registering securities.

Underwriting Agreement

At the IPO date, the Company granted the underwriter a 45-day option from the date of the Initial Public Offering to purchase up to 1,200,000 additional Units to cover over-allotments, if any, at the price paid by the underwriter in the Initial Public Offering. This overallotment option was exercised in full at the IPO date.

The underwriter received a cash discount of $0.10 per unit, or $0.92 million in the aggregate at the closing of the Initial Public Offering. In addition, $0.40 per share, or $3.68 million in the aggregate will be payable to the underwriter for deferred underwriting commissions solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement from the IPO.

In addition, in conjunction with the Initial Public Offering, the Company issued to the underwriter 138,000 shares of Class A common stock for nominal consideration (the “Representative Shares”). The holders of the Representative Shares agreed (a) that they will not transfer, assign or sell any such shares without the Company’s prior consent until the completion of the initial Business Combination, (ii) to waive their redemption rights (or right to participate in any tender offer) with respect to such shares in connection with the completion of the initial Business Combination and (iii) to waive their rights to liquidating distributions from the Trust Account with respect to such shares if the Company fails to complete the initial Business Combination within the Combination Period. The representative shares are deemed to be underwriters’ compensation by FINRA pursuant to FINRA Rule 5110.

Other Commitments and Contingencies

In connection with the execution of the Merger Agreement, MCAC entered into the Forward Purchase Agreement with Meteora. Pursuant to the terms of the Forward Purchase Agreement, MCAC agreed to pay to Meteora an amount equal to the reasonable and documented attorney fees and other reasonable out-of-pocket expenses related thereto actually incurred by Meteora or its affiliates in connection with this Forward Purchase Transaction not to exceed (a) $75,000, (b) a quarterly fee of $5,000 (initially payable on the Trade Date (as defined in the agreement) and upon the first business day of each quarter and (c) expenses actually incurred in connection with the acquisition of the Shares in an amount not to exceed $0.05 per Share and $0.03 per disposition of each Share. In addition, a break-up fee equal to (i) all of Meteora’s reasonable and documented fees and expenses relating to the Forward Purchase Agreement capped at $75,000 plus (ii) $500,000, shall be payable by the Combined Company to Meteora in the event the Forward Purchase Agreement is terminated by MCAC. Refer to Note 1 for further discussion of the Forward Purchase Agreement.